U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


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1.  Name and address of issuer:

    Annuity Investors Variable Account A
    250 East Fifth Street
    Cincinnati, OH  45201-5423

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2.  Name of each series or class of funds for which this notice is filed:

    Commodore Variable Annuities (Commodore Nauticus; Commodore Mariner; Commodore Americus)
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3.  Investment Company Act File Number:    811-07299

    Securities Act File Number:   33-59861
                                  33-65409
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4.  Last day of fiscal year for which this notice is filed:

           December 31, 1996


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5.  Check box if this  notice is being  filed  more than 180 days  after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
    issuer's 24f-2 declaration:                                        /-/

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6.  Date of termination of issuer's declaration rule 24f-2(a)(1), if applicable (see Instruction A.6):


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7.  Number and amount of  securities  of the same class or series  which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           0

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           0

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9.  Number and aggregate sale price of securities sold during the fiscal year:

           581,598.317 shares                    $3,337,987

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

           581,598.317 shares representing $3,337,987


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11. Number and aggregate  sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                   0

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12. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold           $     3,337,987
           during the fiscal year in reliance on             ------------------
           rule 24f-2 (from Item 10):


    (ii)   Aggregate price of shares issued in               +             0
           connection with dividend reinvestment             ------------------
           plans (from Item 11, if applicable):


    (iii)  Aggregate price of shares redeemed or             -        40,058
           repurchased during the fiscal year (if            ------------------
           applicable):

    (iv)   Aggregate price of shares redeemed or             +               0
           repurchased and previously applied as a           ------------------
           reduction to filing fees pursuant to
           rule 24e-2 (if applicable):

    (v)    Net aggregate price of securities sold            $     3,297,929
           and issued during the fiscal year in              ------------------
           reliance on rule 24f-2 [line (i), plus
           line (ii), less line (iii), plus line
           (iv)] (if applicable):

    (vi)   Multiplier prescribed by Section 6(b)             x         1/3300
           of the Securities Act of 1933 or other            ------------------
           applicable law or regulation (see
           Instruction C.6):

    (vii)  Fee due [line (1) or line (v)                     $          999.37
           multiplied by line (vi)]:


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13. Check  box if  fees  are  being  remitted  to the  Commission's  lockbox depository  as  described  in  section 3a of the  Commission's  Rules of
    Informal and Other Procedures (17 CFR 202.3a).                  /_x_/

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                      March 3, 1997

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                                   SIGNATURES


    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


    By (Signature and Title)          /s/ Lynn E. Laswell
                                      ------------------------------------------
                                      Lynn E. Laswell, Assistant Vice President


Date: February 18, 1997
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